Tax-related balances - Summary Of Income Tax Credit Recognized In Profit Loss (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Loss before Tax	[1]	€ (47,968)	€ (33,500)
Tax income (at 25%)		11,992	8,375
Unrecognized deferred tax assets on tax losses		(11,992)	(8,375)
Deductions and credits generated		(90)	1,178
Other adjustments		60	(202)
Income tax expense/(income)	[1]	€ (30)	€ 976

[1]	Unaudited